EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Equity method investments

17.	EQUITY METHOD INVESTMENTS

At December 31, 2024 and 2023, we have the following participation in investments that are recorded using the equity method:

	2024	2023
Avenir LNG Limited (“Avenir”)	23.4%	23.5%
Logística e Distribuição de Gás S.A. (“LOGAS”)	58.0%	58.0%
Egyptian Company for Gas Services S.A.E (“ECGS”)	50.0%	50.0%
Aqualung Carbon Capture AS (“Aqualung”)	4.4%	4.4%
Higas Holdings Limited (“Higas”)	25.0%	—%
MGAS Comercializadora de Gás Natural Ltda. (“MGAS”)	—%	51.0%

The carrying amounts of our equity method investments as of December 31, 2024 and 2023 are as follows:

(in thousands of $)	2024	2023
Avenir	28,934	35,729
LOGAS	7,183	9,261
ECGS	5,502	5,237
Aqualung	2,046	2,244
MGAS (1)	—	1,511
Total equity method investments	43,665	53,982
(1) In May 2024, Macaw Energies Brasil Serviços de Gás Natural Ltda, our wholly owned subsidiary, completed the disposal of its 51% equity interest in MGAS for a consideration of $0.8 million. This resulted in a loss on disposal of $0.5 million.
The components of our equity method investments are as follows:

(in thousands of $)	2024	2023
Balance as of January 1,	53,982	104,108
Additions	3,948	9,678
Net losses	(4,668)	(2,520)
Guarantees	(957)	(751)
Share of other comprehensive losses	(579)	(488)
Dividends	(456)	—
Net proceeds (including non-cash consideration) from disposals	(4,771)	(56,045)
Impairment of equity method investment	(2,834)	—
Balance as of December 31,	43,665	53,982

Avenir and Higas

In October 2018, Golar, Stolt-Nielsen Ltd. (“Stolt-Nielsen”) and Aequitas Limited (“Aequitas”, formerly known as Höegh LNG Holdings Limited) jointly invested $182.0 million in Avenir, with Golar contributing $24.8 million for an initial 25% shareholding while Aequitas and Stolt-Nielsen held 25% and 50%, respectively. In November 2018, Avenir announced a private placement of 110 million new shares at a par value price of $1.00 per share with Stolt-Nielsen, Golar and Aequitas subscribing to 49.5 million, 24.75 million and 24.75 million shares, respectively. Following the private placement, institutional and other professional investors had subscribed for the remaining 11 million shares and the ownership of Stolt-Nielsen, Golar and Aequitas were diluted to 45%, 22.5% and 22.5%, respectively. In March 2020, Avenir issued an equity shortfall notice of $45.0 million, which Golar funded $18.0 million increasing its total investment to $42.75 million, representing a 23.5% ownership interest.

In November 2024, Avenir divested its ownership of the LNG storage terminal in Sardinia, by creating a new entity, Higas Holdings (“Higas”). The majority shareholders in Avenir subscribed shares in Higas as follows: 50% by Stolt-Nielsen and 25% each for Golar and Aequitas. To fund the subscription, Golar sold 3.6 million Avenir shares at $1.095 per share, recognizing a gain on partial disposal of $0.5 million which reduced our ownership in Avenir to 23.36%. We consider that we have significant influence over the operating and financial policies of Higas given our Higas shares valued at $3.9 million, represent 25% voting interest.

Discussions are currently underway between Higas and local authorities to enhance Higas' future cash flow by incorporating it into Sardinia's regulatory framework. Due to the continued uncertainties surrounding the inclusion of the Higas terminal in this framework, we have fully impaired our investment in Higas, recording an impairment charge of $2.8 million at December 31, 2024.

LOGAS

LOGAS is based in Brazil and provides various services to businesses and local authorities including the distribution and transportation of compressed natural gas (“CNG”), compression and decompression of CNG, storage and distribution of LNG, and the purchase and sale of natural gas. In October 2023, Macaw Brazil entered into an investment agreement to acquire a 58% ownership interest in LOGAS for BRL45.0 million (approximately $9.3 million) which completed in November 2023. We have a 58% majority voting interest in LOGAS compared to 42% voting interest held by the non-controlling interest. For so long as the LOGAS non-controlling interests hold at least 30% of voting shares of LOGAS, the LOGAS non-controlling interests have substantive participating rights that prevent us from controlling the significant operating and financial decisions made in LOGAS’ ordinary course of business. We consider that we don't control LOGAS and instead have significant influence over the operating and financial policies of LOGAS.
ECGS
In December 2005, we entered into an agreement with the Egyptian Natural Gas Holding Company and HK Petroleum Services to establish a jointly owned company, ECGS, to develop operations in Egypt, particularly in hydrocarbon and LNG related areas. In March 2006, we acquired 0.5 million common shares in ECGS at a subscription price of $1.00 per share. This represents a 50% interest in the voting rights of ECGS and in December 2011, ECGS called up its remaining share capital amounting to $7.5 million. Of this, we paid $3.75 million to maintain our 50% equity interest. ECGS does not have quoted market price because the company is not publicly traded. As ECGS is jointly owned and operated, we have adopted the equity method of accounting for our 50% investment in ECGS, as we consider we have joint control.